Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 4,097,674	$ 3,609,945
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,926,433	1,805,775
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	201,709	192,844
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,775,378	1,499,652
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 194,154	$ 111,674